SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of statement of profit and loss (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [abstract]
Salaries and related expenses	$ 1,372	$ 1,802	$ 3,250	$ 4,260
Depreciation and amortization	$ 511	$ 778	$ 1,191	$ 1,587